INCOME TAX - Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income / (loss) before tax	€ 203	€ 317	€ (34)
Statutory tax rate applicable to the parent company	25.80%	28.40%	32.00%
Income tax (expense) / benefit calculated at statutory tax rate	€ (52)	€ (90)	€ 11
Effect of foreign tax rate	3	15	2
Changes in recognized and unrecognized deferred tax assets	154	24	15
Other	0	(4)	(11)
Income tax benefit / (expense)	€ 105	€ (55)	€ 17
Effective income tax rate	(52.00%)	17.00%	49.00%
Deferred tax assets	€ 271	€ 162